FIDELITY


(registered trademark)
DAILY INCOME
TRUST
ANNUAL REPORT
AUGUST 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       8    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              9    A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     17   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    21   Notes to the financial statements.

REPORT OF INDEPENDENT    24   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            25

PROXY VOTING RESULTS     26


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
The short-term volatility that hit the stock and bond markets in the spring re-emerged in August, and many equity and fixed-income securities retreated from their 1997 highs. Still, the Standard & Poor's 500 Index was up roughly 23% year-to-date through August 31, more than twice its historical annual average. The bond markets have posted moderate returns through the first eight months of the year, primarily influenced by positive news on the inflation front.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1997                  PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

Fidelity Daily Income Trust                    5.18%    23.90%   73.01%

All Taxable Money Market Funds Average         5.02%    22.98%   70.73%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all-taxable money market funds average which reflects the performance of taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 867 mutual funds. (The periods covered by the IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1997                  PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

Fidelity Daily Income Trust                    5.18%    4.38%    5.63%

All Taxable Money Market Funds Average         5.02%    4.22%    5.49%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
YIELDS
                              9/2/97   6/3/97    2/25/97   12/3/96    9/3/96



                              5.26%    5.24%     4.98%     4.98%      4.96%
Fidelity Daily Income Trust



All Taxable Money             5.04%    5.02%     4.80%     4.88%      4.83%
 Market Funds Average



                              9/3/97   5/28/97   2/26/97   11/27/96   8/28/96



                              2.67%    2.66%     2.63%     2.65%      2.68%
MMDA




Row: 1, Col: 1, Value: 5.26
Row: 1, Col: 2, Value: 5.04
Row: 1, Col: 3, Value: 2.67
Row: 2, Col: 1, Value: 5.24
Row: 2, Col: 2, Value: 5.02
Row: 2, Col: 3, Value: 2.66
Row: 3, Col: 1, Value: 4.98
Row: 3, Col: 2, Value: 4.84
Row: 3, Col: 3, Value: 2.63
Row: 4, Col: 1, Value: 4.98
Row: 4, Col: 2, Value: 4.88
Row: 4, Col: 3, Value: 2.65
Row: 5, Col: 1, Value: 4.96
Row: 5, Col: 2, Value: 4.83
Row: 5, Col: 3, Value: 2.68
Fidelity Daily
Income Trust
All Taxable
Money Market
Funds Average
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.
COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit
account (MMDA) and a
money market fund. First, the
U.S. government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.
Second, a money market
fund returns to its
shareholders income earned
by the fund's investments
after expenses. This is in
contrast to banks, which set
their MMDA rates periodically
based on current interest
rates, competitors' rates, and
internal criteria.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Burnell Stehman, Portfolio Manager of Fidelity Daily Income Trust
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST YEAR, BURNIE?
A. At the beginning of the period, most market participants expected the Federal Reserve Board to raise the rate banks charge each other for overnight loans - known as the federal funds rate - to slow growth and prevent inflationary pressures from erupting. Through October 1996, the markets fluctuated, reacting negatively in anticipation of emerging data that might show economic strength, then rallying when other releases came out indicating no significant increase in inflation. When growth in the third quarter slowed, most market participants became convinced that the Fed would stand pat through the end of 1996 as long as inflation remained benign, which it did. Nevertheless, there was an undercurrent of concern as many felt low unemployment and tight labor markets might lead to wage and price pressures that could spark inflation, given increases in consumer confidence and consumption of goods and services. At the end of 1996, market volatility increased as consumer confidence reached its highest level in seven years and data showed rekindled growth in manufacturing, housing and retail sales activity.
Q. WHAT'S HAPPENED SO FAR IN 1997?
A. The late fourth-quarter 1996 momentum carried robustly into the first quarter of 1997, when gross domestic product (GDP) was reported at a much higher-than-anticipated annual rate of 4.9%. On top of that, Fed Chairman Alan Greenspan, in his semiannual Humphrey-Hawkins testimony before Congress in February, hinted that the Fed might act pre-emptively by raising rates to head off inflation pressures that could be developing as a result of the tight labor markets and strong demand. The Fed followed through in March, increasing the fed funds rate by 0.25% to 5.50%. From that point, however, evidence pointed to a slowdown in economic growth in the second quarter. That moderation, combined with continuing favorable inflation data, led the Fed to keep rates steady at its May and July meetings. The second-quarter slowdown, combined with the Fed's steady policy stance, sparked a market rally in July. In keeping rates unchanged, Greenspan in his July Congressional testimony suggested, among other things, that productivity improvements seem to have allowed for growth to continue above the level that the Fed would ordinarily consider inflationary. Volatility returned to the marketplace in August on stronger-than-expected economic numbers and an upward revision of second-quarter GDP to a 3.6% annual rate. However, the Fed once again stood pat as inflation remained subdued.
Q. WHAT WAS YOUR STRATEGY DURING THIS PERIOD?
A. During the first part of the period, I extended the fund's average maturity to about 61 days through November because growth in the third quarter slowed enough for me to feel that the Fed wouldn't raise rates. I became more cautious through January, rolling the maturity down to 45 days, due to evidence of strong fourth-quarter growth. By the end of February, the fund's average maturity was back up to 63 days, as I selectively invested in some longer-term securities to take advantage of attractive yields. At the same time, I offset those holdings with a heavier concentration of shorter-term securities. By structuring the fund in such a way, I was able to increase the fund's yield without taking undue risk, maintaining the ability to re-invest or sell short-term holdings if rates should rise. Since that time, I've generally maintained the same structure, keeping the fund's maturity in a relatively neutral range, taking advantage of attractively priced longer-term securities when supply came to market.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on August 31, 1997, was 5.26%, compared to 4.97% 12 months ago. For the 12 months that ended August 31, 1997, the fund's total return was 5.18%. That compares favorably with the total return of 5.02% during the same period for the all taxable money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. It appears that the main issue will continue to be whether or not strong economic growth will result in inflation. With the forward momentum in wage pressures and steady growth in the economy, I believe the Fed will maintain its bias toward raising interest rates in the event of indications of emerging inflation. In making its decision, I believe the Fed will focus on the labor markets and productivity, as well as consumer demand and spending habits. If we see signs of burgeoning economic strength or budding inflation, I would expect to see the Fed modestly raise rates in the near future.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide current
income while maintaining a
stable $1.00 share price by
investing in high-quality,
short-term money market
securities
FUND NUMBER: 031
TRADING SYMBOL: FDTXX
START DATE: May 31, 1974
SIZE: as of August 31, 1997,
more than $2.4 billion
MANAGER: Burnell Stehman,
since 1985, and 1979-1983
manager, several
institutionalmoney market
funds; joined Fidelity in 1979
(checkmark)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND    % OF FUND    % OF FUND
            ASSETS       ASSETS       ASSETS
            8/31/97      2/28/97      8/31/96

  0 - 30    43           41           45

 31 - 90    42           37           40

 91 - 180   9            18           15

181 - 397   6            4            0

WEIGHTED AVERAGE MATURITY
                              8/31/97   2/28/97   8/31/96

Fidelity Daily Income Trust   58 days   63 days   50 days

All Taxable Money             54 days   53 days   51 days
Market Funds Average *

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF AUGUST 31, 1997 AS OF FEBRUARY 28, 1997
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 6.0
Row: 1, Col: 3, Value: 39.0
Row: 1, Col: 4, Value: 53.0
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 15.0
Row: 1, Col: 3, Value: 33.0
Row: 1, Col: 4, Value: 50.0

Commercial
paper 53%
Bank, CDs, BAs,
TD, and notes 40%
Government
securities 6%
Other 1%

Commercial
paper 50%
Bank, CDs, BAs,
TD, and notes 33%
Government
securities 16%
Other 1%
* SOURCE: IBC'S MONEY FUND REPORT (registered trademark)
INVESTMENTS AUGUST 31, 1997

Showing Percentage of Total Value of Investment in Securities


BANKERS' ACCEPTANCES - 2.0%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Chase Manhattan Bank
 11/4/97 5.94% $ 2,325 $ 2,301
SunTrust Bank, Atlanta
 10/8/97 5.63  10,473  10,414
 10/16/97 5.59  20,760  20,617
 11/5/97 5.58  15,000  14,851
TOTAL BANKERS' ACCEPTANCES   48,183
CERTIFICATES OF DEPOSIT - 10.1%
Chase Manhattan Bank (USA)
 9/9/97 5.57  10,000  10,000
 10/17/97 5.56  25,000  25,000
 11/5/97 5.59  30,000  30,000
Morgan Guaranty Trust, NY
 9/30/97 5.60  5,000  5,001
 10/3/97 5.55  2,000  2,000
 3/19/98 5.95  20,000  19,997
U.S. National Bank of Oregon
 10/23/97 5.55  25,000  25,000
 10/30/97 5.55  25,000  24,999
Wachovia Bank NA
 10/7/97 5.54  15,000  15,000
World Savings Bank, FSB
 9/17/97 5.65  25,000  25,000
 9/23/97 5.65  11,000  11,000
 10/9/97 5.62  14,000  14,000
 10/17/97 5.56  10,000  10,000
 11/3/97 5.60  25,000  24,998
TOTAL CERTIFICATES OF DEPOSIT   241,995
COMMERCIAL PAPER - 53.4%
A.H. Robins Company, Inc.
 9/15/97 5.57  25,000  24,946
AC Acquisition Holding Co.
 10/20/97 5.56  7,000  6,948
 10/29/97 5.56  5,000  4,956
American Express Credit Corp.
 9/8/97 5.57  3,000  2,997
 9/9/97 5.57  20,000  19,975
 10/23/97 5.58  10,000  9,921
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
American Home Products
 9/9/97 5.58% $ 5,000 $ 4,994
 10/20/97 5.58  10,000  9,925
Asset Securitization COOP Corp.
 9/26/97 5.53  6,000  5,977
 10/21/97 5.58  20,000  19,846
Associates Corp. of North America
 9/17/97 5.65  11,000  10,973
 10/27/97 5.59  20,000  19,829
AVCO Financial Services
 9/16/97 5.65  12,000  11,972
Bear Stearns Cos., Inc.
 10/14/97 5.62  4,000  3,974
 10/21/97 5.60  8,000  7,939
 10/27/97 5.58  5,000  4,957
 11/4/97 5.58  20,000  19,804
 11/17/97 5.60  5,000  4,941
 1/21/98 5.72  5,000  4,890
Bell Atlantic Financial Services
 9/22/97 5.53  9,000  8,971
 9/24/97 5.53  10,000  9,965
 10/1/97 5.54  10,000  9,954
Beneficial Corp.
 10/29/97 5.56  15,000  14,867
Campbell Soup Co.
 12/30/97 5.61  22,000  21,598
Chase Manhattan Corp.
 12/1/97 5.85  10,000  9,856
CIESCO, L.P.
 9/3/97 5.57  3,000  2,999
 9/8/97 5.53  10,000  9,989
 9/8/97 5.57  5,000  4,995
 9/10/97 5.54  20,000  19,973
 9/11/97 5.54  10,000  9,985
 9/11/97 5.55  20,000  19,969
 9/12/97 5.57  16,000  15,973
 9/19/97 5.65  20,000  19,944
 11/10/97 5.61  10,000  9,892
CIT Group Holdings, Inc.
 12/2/97 5.61  8,000  7,888
Citibank Credit Card Master Trust I (Dakota Certificate Program)
 9/3/97 5.59  1,000  1,000
 9/22/97 5.59  2,000  1,994
 9/24/97 5.56  3,000  2,989
 10/6/97 5.56  2,000  1,989
 10/21/97 5.60  5,000  4,961
 10/30/97 5.59  10,000  9,910
 11/10/97 5.62  1,268  1,254
 11/13/97 5.62  2,000  1,978
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Enterprise Funding Corp.
 9/2/97 5.57% $ 3,000 $ 3,000
 9/5/97 5.60  13,000  12,992
 9/8/97 5.55  11,441  11,429
 9/24/97 5.57  4,000  3,986
 10/15/97 5.59  2,000  1,986
 10/17/97 5.57  3,000  2,979
 10/20/97 5.59  6,000  5,955
Fina Oil and Chemical Company
 9/8/97 5.64  1,000  999
Fleet Funding Corporation
 9/5/97 5.53  15,000  14,991
Ford Motor Credit Corp.
 10/20/97 5.58  30,000  29,775
 10/28/97 5.60  25,000  24,782
 11/5/97 5.87  25,000  24,743
 11/26/97 5.62  2,500  2,467
 12/15/97 5.75  9,000  8,853
 2/3/98 5.66  25,000  24,408
General Electric Capital Corp.
 10/3/97 5.67  15,000  14,925
 10/6/97 5.81  20,000  19,890
 10/22/97 5.57  25,000  24,805
 12/29/97 5.76  15,000  14,722
General Electric Capital Services Inc.
 9/23/97 5.80  25,000  24,914
 9/25/97 5.54  10,000  9,963
General Electric Co.
 9/4/97 5.51  15,000  14,993
 9/10/97 5.57  20,000  19,972
General Motors Acceptance Corp.
 9/10/97 5.61  16,000  15,978
 9/15/97 5.55  10,000  9,979
 9/22/97 5.56  4,000  3,987
 10/14/97 6.00  22,000  21,847
 10/16/97 6.01  2,000  1,985
 10/20/97 6.03  7,000  6,944
 10/29/97 6.02  4,000  3,962
 11/3/97 6.02  6,000  5,939
 11/10/97 6.02  12,000  11,864
 11/12/97 6.02  4,000  3,953
Goldman Sachs Group, L.P. (The)
 9/17/97 5.55  7,000  6,983
 11/12/97 5.87  25,000  24,715
 1/26/98 6.10  20,000  19,524
GTE Corp.
 9/2/97 5.57  4,000  3,999
 9/16/97 5.58  4,000  3,991
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
IBM Corp.
 9/22/97 5.53% $ 10,000 $ 9,968
 11/18/97 5.58  15,000  14,821
IBM Credit Corp.
 11/10/97 5.61  15,000  14,839
Merrill Lynch & Co., Inc.
 9/5/97 5.55  13,484  13,476
 11/24/97 5.64  15,000  14,806
 12/3/97 5.61  10,000  9,858
 1/14/98 5.71  4,000  3,917
 1/29/98 5.66  25,000  24,427
 2/17/98 5.70  25,000  24,350
Monsanto Co.
 10/29/97 5.58  3,100  3,073
MS Dean Witter Discover
 9/23/97 5.58  16,000  16,000
 10/10/97 5.58  12,505  12,430
 10/17/97 5.57  15,000  14,895
 10/22/97 5.57  10,000  9,922
 10/27/97 5.57  5,000  4,957
National Rural Util. Coop. Fin. Corp.
 10/27/97 5.58  15,000  14,872
 11/4/97 5.58  26,300  26,043
New Center Asset Trust
 9/3/97 5.53  7,500  7,498
 11/7/97 5.89  3,000  2,968
Norfolk Southern Corp.
 9/8/97 5.72  1,986  1,984
 9/15/97 5.70  4,000  3,991
 10/2/97 5.75  3,000  2,985
PHH Corp.
 9/9/97 5.60  3,000  2,996
 10/23/97 5.59  20,000  19,841
 10/27/97 5.61  3,000  2,974
 11/17/97 5.58  10,000  9,882
Preferred Receivables Funding Corp.
 9/4/97 5.56  10,000  9,995
 9/9/97 5.54  13,125  13,109
 9/18/97 5.56  1,000  997
 10/9/97 5.54  5,000  4,971
 10/16/97 5.59  15,000  14,896
Sears Roebuck Acceptance Corp.
 9/16/97 5.56  4,000  3,991
Textron, Inc.
 9/11/97 5.70  1,000  998
 9/12/97 5.70  1,000  998
 9/12/97 5.71  8,000  7,986
 9/15/97 5.71  2,000  1,996
 9/18/97 5.73  1,000  997
 9/18/97 5.73  3,000  2,992
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Triple A One Funding Corp.
 9/8/97 5.55% $ 8,000 $ 7,991
 9/11/97 5.68  3,000  2,995
 9/16/97 5.54  10,000  9,977
 9/18/97 5.58  2,000  1,995
United Parcel Service
 11/4/97 5.58  25,000  24,756
TOTAL COMMERCIAL PAPER   1,285,249
FEDERAL AGENCIES - 6.0%
Federal Home Loan Bank - Agency Coupons - 0.4%
 9/4/97 5.71 (a)  10,000  9,998
Federal National Mortgage Assoc. - Agency Coupons - 4.4%
 9/8/97 5.67 (a)  50,000  49,999
 12/9/97 5.71 (a)  35,000  34,992
 6/12/98 5.71 (a)  20,000  19,992
  104,983
Federal National Mortgage Assoc. - Discount Notes - 1.2%
 4/15/98 6.06  30,000  29,979
TOTAL FEDERAL AGENCIES   144,960
BANK NOTES - 17.8%
Bank of America National Trust & Savings Assoc.
 10/14/97 5.58  35,000  35,001
Bank of New York, NY
 3/3/98 5.85  20,000  19,995
BankBoston NA
 9/11/97 5.66  15,000  15,000
 10/1/97 5.65  15,000  15,000
 11/6/97 5.60  25,000  25,000
 2/3/98 5.69  25,000  25,000
Bank One, Columbus, NA
 9/2/97 5.73 (a)  16,000  15,991
Bank One - Milwaukee, Wisconsin
 9/19/97 5.65 (a)  29,000  29,015
Comerica Bank - Detroit
 3/27/98 6.20  10,000  9,989
Comerica Bank - Detroit, Michigan
 9/17/97 5.61 (a)  5,000  4,997
CoreStates Capital Corp.
 9/8/97 5.60 (a)  10,000  10,000
BANK NOTES - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
First Bank NA - Minnesota
 9/17/97 5.59% (a) $ 5,000 $ 4,998
First of America Bank - Michigan
 10/14/97 5.70  35,000  34,997
Huntington National Bank
 9/30/97 5.50  5,000  5,001
Key Bank National Association
 9/2/97 5.61 (a)  15,000  14,990
 9/24/97 5.58 (a)  8,000  7,996
LaSalle National Bank
 9/8/97 6.12  5,000  5,000
 3/20/98 6.00  25,000  25,000
Morgan Guaranty Trust, NY
 6/22/98 5.85  25,000  25,013
 8/31/98 5.97  20,000  19,992
National City Bank - Pennsylvania
 9/2/97 5.59 (a)  7,000  6,996
NationsBank Corp.
 11/18/97 5.71 (a)  18,000  18,005
NationsBank, NA
 9/22/97 5.63  20,000  20,000
Northern Trust Company
 9/2/97 5.58 (a)  7,000  6,995
PNC Bank, NA
 9/2/97 5.66 (a)  5,000  4,996
 9/11/97 5.59 (a)  10,000  9,998
 9/27/97 5.59 (a)  6,000  5,997
SunTrust Bank, Atlanta
 7/24/98 5.88  6,500  6,494
TOTAL BANK NOTES   427,456
MASTER NOTES (A) - 3.4%
Goldman Sachs Group, L.P. (The) (c)
 3/13/98 5.81  22,000  22,000
 5/4/98 5.72  5,000  5,000
J.P. Morgan Securities
 9/2/97 5.75  6,000  6,000
 9/2/97 5.75  27,000  27,000
Norwest Corp.
 9/2/97 5.66  13,000  13,000
SunTrust Banks, Inc.
 9/2/97 5.61  10,000  10,000
TOTAL MASTER NOTES   83,000
MEDIUM-TERM NOTES (A) - 3.5%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Beneficial Corp.
 9/5/97 5.61% $ 5,000 $ 4,999
 9/25/97 5.72  7,000  6,996
Commonwealth Life Insurance Co. (c)
 7/1/98 5.86  15,000  15,000
General Motors Acceptance Corp.
 9/2/97 5.81  4,000  4,000
 11/1/97 5.71  13,000  13,000
Merrill Lynch & Co., Inc.
 9/4/97 5.61  4,000  3,999
Norwest Corp.
 10/22/97 5.77  13,000  13,000
Pacific Mutual Life Insurance Co.
 9/9/97 5.87  5,000  5,000
 9/8/98 (b) 5.76  10,000  10,000
Transamerica Life Insurance and Annuity Co.
 9/16/97 5.81  8,000  8,000
TOTAL MEDIUM-TERM NOTES   83,994
SHORT-TERM NOTES (A) - 2.7%
Capital One Funding Corp. (1995-E)
 9/8/97 5.56  3,900  3,900
Capital One Funding Corp. (1996-B)
 9/8/97 5.56  6,330  6,330
Capital One Funding Corp. (1996-I)
 9/8/97 5.56  9,599  9,599
SMM Trust (1996-P)
 9/16/97 5.66  14,000  14,000
SMM Trust (1997-I)
 9/29/97 5.63  4,000  4,000
SMM Trust (1997-V)
 9/26/97 5.63  15,000  15,000
SMM Trust (1997-W)
 9/16/97 5.64  13,000  13,000
TOTAL SHORT-TERM NOTES   65,829
REPURCHASE AGREEMENTS - 1.1%
 MATURITY AMOUNT VALUE (NOTE 1)
 (000S) (000S)
In a joint trading account
(U.S. Treasury Obligations) dated
 8/29/97 due 9/2/97
 At 5.62%  $ 26,635 $ 26,618
TOTAL INVESTMENTS - 100%  $ 2,407,284
Total Cost for Income Tax Purposes  $ 2,407,284
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Security purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
3. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Goldman Sachs
Group, L.P. (The):
 5.81%, 3/13/98 6/11/97 $22,000,000
 5.72%, 5/4/98 8/5/97 $5,000,000
Commonwealth Life
Insurance Co.
 5.86%, 7/1/98 7/1/97 $15,000,000
INCOME TAX INFORMATION
At August 31, 1997, the fund had a capital loss carryforward of approximately $990,000 of which $336,000, $536,000, $19,000 and $99,000 will expire on August 31, 2001, 2002, 2003 and 2004, respectively.
The fund intends to elect to defer to its fiscal year ending August 31, 1998 approximately $108,000 of losses recognized during the period November 1, 1996 to August 31, 1997.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) AUGUST 31, 1997

ASSETS

Investment in securities, at value (including repurchase                     $ 2,407,284
agreements of $26,618) - See accompanying
schedule

Cash                                                                          18,057

Interest receivable                                                           10,986

 TOTAL ASSETS                                                                 2,436,327

LIABILITIES

Payable for investments purchased                                 $ 10,000
Delayed delivery

Distributions payable                                              190

Accrued management fee                                             659

Other payables and accrued expenses                                431

 TOTAL LIABILITIES                                                            11,280

NET ASSETS                                                                   $ 2,425,047

Net Assets consist of:

Paid in capital                                                              $ 2,426,145

Accumulated net realized gain (loss) on investments                           (1,098)

NET ASSETS, for 2,425,518 shares outstanding                                 $ 2,425,047

NET ASSET VALUE, offering price and redemption price                          $1.00
per share ($2,425,047 (divided by) 2,425,518 shares)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED AUGUST 31, 1997

INTEREST INCOME                                                   $ 131,208

EXPENSES

Management fee                                          $ 7,571

Transfer agent fees                                      3,684

Accounting fees and expenses                             228

Non-interested trustees' compensation                    2

Custodian fees and expenses                              46

Registration fees                                        101

Audit                                                    34

Legal                                                    18

Reports to shareholders                                  17

Miscellaneous                                            10

 Total expenses before reductions                        11,711

 Expense reductions                                      (69)      11,642

NET INTEREST INCOME                                                119,566

NET REALIZED GAIN (LOSS) ON INVESTMENTS                            (99)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 119,467

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                       YEAR ENDED     YEAR ENDED
                                                           AUGUST 31,     AUGUST 31,
                                                           1997           1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 119,566      $ 117,866
Net interest income

 Net realized gain (loss)                                   (99)           (99)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            119,467        117,767
FROM OPERATIONS

Distributions to shareholders from net interest income      (119,566)      (117,866)

Share transactions at net asset value of $1.00 per share    9,437,254      7,701,468
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     116,546        115,356

 Cost of shares redeemed                                    (9,446,036)    (7,754,895)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           107,764        61,929
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   107,665        61,830

NET ASSETS

 Beginning of period                                        2,317,382      2,255,552

 End of period                                             $ 2,425,047    $ 2,317,382


FINANCIAL HIGHLIGHTS

                                   YEARS ENDED AUGUST 31,

                                   1997                     1996      1995      1994      1993

SELECTED PER-SHARE DATA

Net asset value, beginning         $ 1.000                  $ 1.000   $ 1.000   $ 1.000   $ 1.000
of period

Income from Investment              .051                     .051      .053      .032      .028
Operations
Net interest income



Less Distributions

 From net interest income           (.051)                   (.051)    (.053)    (.032)    (.028)

Net asset value, end of period     $ 1.000                  $ 1.000   $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN A                      5.18%                    5.25%     5.43%     3.23%     2.83%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period          $ 2,425                  $ 2,317   $ 2,256   $ 2,132   $ 2,096
(in millions)

Ratio of expenses to average        .50%                     .50%      .54%      .56%      .57%
net assets

Ratio of expenses to average        .49%                     .50%      .54%      .56%      .57%
net assets after expense           B
reductions

Ratio of net interest income to     5.07%                    5.11%     5.31%     3.18%     2.83%
average net assets


A THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 4 OF NOTES TO FINANCIAL
STATEMENTS).
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Daily Income Trust (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES - CONTINUED
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $42,000,000 or 1.7% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee computed daily and paid monthly, based on the fund's average net assets and gross income earned each month The portion of the fee based on average net assets is graduated ranging from an annual rate of .10% of average net assets up to $2 billion to an annual rate of .05% of average net assets in excess of $6 billion. The portion of the fee on gross income is equal to 4% of the gross income earned by the fund each month (exclusive of gains realized from the sales of investments) provided the amount of such fee, at a minimum, amounts to an annual rate of .20% and, at a maximum, does not exceed an annual rate of .40% of the fund's average net assets. For the period, the management fee was equivalent to an annual rate of .32% of average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .16% of average net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
Shareholders participating in the Fidelity Ultra Service Account(registered trademark) Program (the Program) paid a $5.00 monthly fee to Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, for performing services associated with the Program. For the period, fees paid to FBSI by shareholders participating in the Program amounted to $1,136,200. Effective September 1, 1997, the monthly fee was eliminated.
4. EXPENSE REDUCTIONS.
The Fund has entered into an arrangement on behalf of the fund with the fund's transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $69,000 under this arrangement.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity Daily Income Trust:
We have audited the accompanying statement of assets and liabilities of Fidelity Union Street Trust II: Fidelity Daily Income Trust, including the schedule of portfolio investments, as of August 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Union Street Trust II: Fidelity Daily Income Trust as of August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
October 3, 1997
DISTRIBUTIONS


A total of 1.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on September 17, 1997. The results of votes taken among shareholders on proposals are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF % OF
 SHARES VOTED SHARES VOTED
RALPH F. COX
Affirmative 2,401,182,794.648 96.436
Withheld 88,751,815.562 3.564
 TOTAL 2,489,934,610.210 100.000
PHYLLIS BURKE DAVIS
Affirmative 2,397,118,738.298 96.272
Withheld 92,815,871.912 3.728
 TOTAL 2,489,934,610.210 100.000
ROBERT M. GATES
Affirmative 2,396,081,742.286 96.231
Withheld 93,852,867.924 3.769
 TOTAL 2,489,934,610.210 100.000
EDWARD C. JOHNSON 3RD
Affirmative 2,399,673,814.265 96.375
Withheld 90,260,795.945 3.625
 TOTAL 2,489,934,610.210 100.000
E. BRADLEY JONES
Affirmative 2,398,393,555.851 96.324
Withheld 91,541,054.359 3.676
 TOTAL 2,489,934,610.210 100.000
DONALD J. KIRK
Affirmative 2,402,333,998.428 96.482
Withheld 87,600,611.782 3.518
 TOTAL 2,489,934,610.210 100.000
 # OF % OF
 SHARES VOTED SHARES VOTED
PETER S. LYNCH
Affirmative 2,401,919,216.521 96.465
Withheld 88,015,393.689 3.535
 TOTAL 2,489,934,610.210 100.000
WILLIAM O. MCCOY
Affirmative 2,402,103,946.654 96.473
Withheld 87,830,663.556 3.527
 TOTAL 2,489,934,610.210 100.000
GERALD C. MCDONOUGH
Affirmative 2,400,485,001.686 96.408
Withheld 89,449,608.524 3.592
 TOTAL 2,489,934,610.210 100.000
MARVIN L. MANN
Affirmative 2,402,111,793.420 96.473
Withheld 87,822,816.790 3.527
 TOTAL 2,489,934,610.210 100.000
ROBERT C. POZEN
Affirmative 2,401,711,292.631 96.457
Withheld 88,223,317.579 3.543
 TOTAL 2,489,934,610.210 100.000
THOMAS R. WILLIAMS
Affirmative 2,399,898,719.309 96.384
Withheld 90,035,890.901 3.616
 TOTAL 2,489,934,610.210 100.000
PROPOSAL 2
To ratify the selection of Coopers and Lybrand L.L.P. as independent accountants of the trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     2,345,334,057.002    94.193

Against         37,408,607.833       1.502

Abstain         107,191,945.375      4.305

TOTAL           2,489,934,610.210    100.000

PROPOSAL 3
To amend the Declaration of Trust to provide voting rights based on a shareholder's total dollar investment in a fund, rather than on the number of shares owned.
 # OF  % OF
 SHARES VOTED SHARES VOTED
 OF THE TRUST OF THE TRUST
Affirmative     2,204,078,064.733    88.531

Against         147,728,014.266      5.934

Abstain         137,804,775.211      5.535

Broker          323,756.000          00.000
 Non-Votes

TOTAL           2,489,610,854.210    100.000

 # OF  % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
Affirmative     1,078,782,717.846    89.150

Against         68,529,481.616       5.664

Abstain         62,758,500.946       5.186

Broker          15,356.000           00.000
 Non-Votes

TOTAL           1,210,070,700.408    100.000

PROPOSAL 4
To amend the fund's fundamental investment limitation concerning diversification.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     1,018,135,434.115    84.139

Against         106,895,092.056      8.833

Abstain         85,040,174.237       7.028

Broker          15,356.000           00.000
 Non-Votes

TOTAL           1,210,070,700.408    100.000

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
  To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
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OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
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Irving, TX 75309-5517
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Fidelity Investments
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Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
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CALIFORNIA
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251 University Avenue
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COLORADO
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411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Bank of New York
New York, NY
FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

SPARTAN(registered trademark)


(registered trademark)
ARIZONA
MUNICIPAL MONEY MARKET
FUND


ANNUAL REPORT
AUGUST 31, 1997
CHECK PAGE NUMBERS !!!

CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       8    A summary of major shifts in the
                              fund's investments over the past six
                              months
                              and one year.

INVESTMENTS              9    A complete list of the fund's
                              investments with their market value.

FINANCIAL STATEMENTS     12   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    16   Notes to the financial statements.

REPORT OF INDEPENDENT    18   The auditors' opinion.
ACCOUNTANTS

PROXY VOTING RESULTS     19

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
The short-term volatility that hit the stock and bond markets in the spring re-emerged in August, and many equity and fixed-income securities retreated from their 1997 highs. Still, the Standard & Poor's 500 Index was up roughly 23% year-to-date through August 31, more than twice its historical annual average. The bond markets have posted moderate returns through the first eight months of the year, primarily influenced by positive news on the inflation front.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and the effect of the fund's $5 account closeout fee on an average size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses the total returns and yields would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1997                         PAST 1   LIFE OF
                                                      YEAR     FUND

Spartan Arizona Municipal Money Market                3.39%    10.71%

All Tax-Free Money Market Funds Average               3.08%    9.25%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on October 11, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of all tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 434 mutual funds. (The periods covered by the IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1997                         PAST 1   LIFE OF
                                                      YEAR     FUND

Spartan Arizona Municipal Money Market                3.39%    3.58%

All Tax-Free Money Market Funds Average               3.08%    3.17%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS

                                                  9/1/97   6/2/97   3/3/97   12/2/96   9/2/96



Spartan Arizona Municipal                         3.21%    3.60%    3.15%    3.31%     3.27%
Money Market



If Fidelity had not reimburse                     3.06%    3.45%    3.00%    3.16%     3.12%
d
certain fund expenses



All Tax-Free Money                                2.98%    3.27%    2.87%    3.05%     2.96%
Market Funds Average



Spartan Arizona Municipal                         5.29%    5.93%    5.19%    5.46%     5.39%
Money Market - Tax-equivale
nt



If Fidelity had not reimburse                     5.04%    5.69%    4.94%    5.21%     5.14%
d
certain fund expenses



Row: 1, Col: 1, Value: 3.21
Row: 1, Col: 2, Value: 2.98
Row: 2, Col: 1, Value: 3.6
Row: 2, Col: 2, Value: 3.27
Row: 3, Col: 1, Value: 3.15
Row: 3, Col: 2, Value: 2.87
Row: 4, Col: 1, Value: 3.31
Row: 4, Col: 2, Value: 3.05
Row: 5, Col: 1, Value: 3.27
Row: 5, Col: 2, Value: 2.96
Spartan Arizona
Municipal Money
Market
All Tax-Free
Money Market
Funds Average
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average is tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1997 federal and state income tax rate of 39.33%. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more
meaningful. Keep in mind that
the U.S. government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Scott Orr became Portfolio Manager of Spartan Arizona Municipal Money Market Fund on July 1, 1997.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST YEAR, SCOTT?
A. For the first six months of the period, investors tried to figure out when the Federal Reserve Board might raise the rate banks charge each other for overnight loans - known as the fed funds rate. Over that period, data showed growth in the economy, but the pace of that growth was inconsistent, and there were no signs of inflation. As a result, the Fed kept the fed funds rate steady at 5.25%. In February and March, however, signs that the economy was growing at a stronger clip changed market sentiment. Expectations of a rate increase culminated in the Fed's announcement at its March 25 meeting that it had increased the fed funds rate by 0.25% to 5.50%. For the next month or so, the market expected the Fed to continue to raise rates. However, at its May meeting, the Fed decided to hold off because economic growth had moderated and inflation was still benign. Since then, economic activity has been moderate to fairly strong, but inflation has remained in check. The Fed has opted to keep rates unchanged, but remains biased toward raising rates if signs of stronger inflation emerge.
Q. WHAT WAS THE FUND'S STRATEGY?
A. At the beginning of the period, yields on fixed-rate securities were attractive because the market had priced in expectations of higher interest rates. The fund's average maturity was extended into the mid-50-day range in November and December then was allowed to roll down in January as supply diminished and we began to grow more concerned about additional Fed rate increases. More recently, the fund's options have continued to be limited by constrained supply, especially with regard to fixed-rate issues. As a result, I've purchased fewer fixed-rate notes and instead concentrated more of the fund in short-term variable-rate demand notes. This strategy has worked well in this uncertain environment because the variable-rate sector has provided the best relative yields. In addition, keeping the fund's average maturity in the low- to mid-30-day range by using the variable-rate paper keeps the fund well-positioned should the Fed decide to raise rates in the future.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on August 31, 1997, was 3.21%, compared to 3.26% 12 months earlier. The latest yield was the equivalent of a taxable yield of 5.29% for Arizona investors in the 39.33% combined state and federal income tax bracket. The fund's 12-month total return was 3.39%, compared to a return of 3.08% for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. The Fed continues to have a bias toward raising interest rates, and I am anticipating a rate hike within the next three to six months, especially if we see more data pointing to stronger economic growth and emerging inflation. However, I believe that inflation will be the most important component in the Fed's decision to raise rates. If the inflation numbers continue to behave, the Fed may be inclined to keep rates steady, even in an environment of strong growth.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income for Arizona residents
while maintaining a stable
$1.00 share price
FUND NUMBER: 433
TRADING SYMBOL: FSAXX
START DATE: October 11, 1994
SIZE: as of August 31, 1997,
more than $88 million
MANAGER: Scott Orr, since
July 1997; manager, various
Fidelity and Spartan
municipal money market
funds; joined Fidelity in 1989
(checkmark)
WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall.
When the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future
tax or other revenues and
payable from those specific
sources.
VARIABLE-RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.

DISTRIBUTIONS:
During fiscal year ended
1997, 100% of the fund's
income dividends was free
from federal income tax, and
43.12% of the fund's income
dividends was subject to the
federal alternative minimum
tax.
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND    % OF FUND    % OF FUND
            ASSETS       ASSETS       ASSETS
            8/31/97      2/28/97      8/31/96

  0 - 30    79           71           69

 31 - 90    15           14           20

 91 - 180    0            7            4

181 - 397    6            8            7

WEIGHTED AVERAGE MATURITY
                              8/31/97   2/28/97   8/31/96

Spartan Arizona Municipal     32 days   37 days   43 days
Money Market

All Tax-Free                  50 days   45 days   55 days
Money Market Funds Average*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF AUGUST 31, 1997  AS OF FEBRUARY 28, 1997
Row: 1, Col: 1, Value: 6.5
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 3.5
Row: 1, Col: 4, Value: 18.5
Row: 1, Col: 5, Value: 69.5
Variable rate demand
notes (VRDNs) 63%
Commercial paper 27%
Tender bonds 2%
Municipal notes 0%
Other 8%
Variable rate demand
notes (VRDNs) 72%
Commercial paper 20%
Tender bonds 2%
Municipal notes 1%
Other 5%
Row: 1, Col: 1, Value: 8.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 27.0
Row: 1, Col: 5, Value: 63.0
* SOURCE: IBC'S MONEY FUND SOURCE (registered trademark)
INVESTMENTS AUGUST 31, 1997

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT
ARIZONA - 100.0%
Apache County Ind. Dev. Auth. VRDN:
Rev. (Imperial Components, Inc.) Series 1996, 3.50%,
 LOC Harris Trust & Savings Bank, Chicago (b) $ 2,100,000 $ 2,100,000 (Tucson Elec. Pwr. Co. Proj.) Series 1981 B, 3.50%,
 LOC Bank of Tokyo - Mitsubishi Ltd.  4,000,000  4,000,000
Arizona Ed. Loan Mtg. Corp. Series 1991 A, 3.30%,
LOC Dresdner Bank, A.G., Germany, VRDN (b)  2,300,000  2,300,000
Arizona Health Facs. Auth. Rev. VRDN:
(Blood Systems Inc.) Series 1995, 3.40%,
 LOC Bank One, Arizona 500,000 500,000 (Samaritan Health Care-Samcor 1986 Loan Pool)
 3.30% (FGIC Insured) (BPA Chase Manhattan Bank)   800,000  800,000
 (Voluntary Hosp. Federation Pooled Loan Prog.)
 Series1985 A, 3.30% (FGIC Insured)
 (Liquidity Facility Citibank, NA)   225,000  225,000
Cochise County Poll. Cont. Solid Waste Rev. Bonds
(Arizona Elec. Pwr. Corp.) 3.50%, tender 9/2/97
(CFC Nat'l. Rural Util. Coop.) (b)  2,000,000  2,000,000
Coconino County Poll. Cont. Corp. Poll. Cont.
(Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A,
3.85%, LOC Bank of America, NT & SA, VRDN (b)  1,300,000  1,300,000
Flagstaff Ind. Dev. Auth. Solid Waste Disposal
(Norton Envir. Inc. Proj.) Series 1997, 3.60%,
LOC Keybank NA, VRDN (b)  2,600,000  2,600,000
Glendale Ind. Dev. Auth. Rev. (Superior Bedding Co. Proj.)
Series 1994, 3.50%, LOC Harris Trust & Savings Bank,
Chicago, VRDN (b)  2,000,000  2,000,000
Glendale School Dist. #205 Participating VRDN,
Series 1996 F, 3.55% (FGIC Insured)
(Liquidity Facility Norwest Bank, Minnesota) (c) 2,600,000 2,600,000 Maricopa County Commty. College Dist. Bonds 6% 7/1/98 1,000,000 1,016,901 Maricopa County Ind. Dev. Auth. Multi-Family Hsg. Auth.
VRDN:
 (Privado Park Apt. Proj.) Series 1994 A, 3.45%
  (FNMA Guaranteed) (b)  2,000,000  2,000,000
  (Royal Oaks-Sun City Proj.) Series 1990, 3.35%
  LOC Bank of America  2,000,000  2,000,000
  Rev. (Shadow Creek Apt. Proj.) Series 1994 C, 3.45%
  (FNMA Guaranteed) (b)  500,000  500,000
Maricopa County Poll. Cont. Rev. Bonds
(Southern California Edison Co.) Series 1985 F,
3.80% 9/19/97, CP mode  400,000  400,000
Mesa Gen. Oblig. Rfdg. Bonds Series 1992, 4.95% 7/1/98
(FGIC Insured)  3,000,000  3,025,953
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT
ARIZONA - CONTINUED
Mesa Ind. Dev. Auth. (Western Health Network, Inc.)
Participating VRDN, Series 1997 B, 3.40% (BIG Insured)
(Liquidity Facility Caisse des Depots et Consignations) (c) $ 6,440,000 $ 6,440,000
Mesa Municipal Dev. Corp. Bonds Series 1996 A-B, 3.95%,
10/8/97, LOC Westdeutsche Landesbank, CP mode  5,000,000  5,000,000
Mohave County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Citizens Utilities Co.) Series 1993 E:
 3.85% 9/12/97, CP mode (b)  1,400,000  1,400,000
  3.75% 10/7/97, CP mode (b)  1,000,000  1,000,000
  3.80% 10/23/97, CP mode (b)  2,500,000  2,500,000
Peoria Dev. Auth. Participating VRDN, Series 1996 B, 3.55%
(Liquidity Facility Norwest Bank, Minnesota) (c) 2,750,000 2,750,000 Phoenix Civic Impt. Corp. Arpt. Impt. Series 1995, 3.40%,
LOC Landesbank Hessen-Thuringen, VRDN (b)  3,200,000  3,200,000
Phoenix Ind. Dev. Auth. Multi-Family Hsg. Rev. VRDN:
Rfdg. (Paradise Lakes Apt. Proj.) Series 1995, 3.50%,
 LOC General Electric Capital Corp. 500,000 500,000 (Bell Square Apt. Proj.) Series 1995, 3.50%,
 LOC General Electric Capital Corp.  2,000,000  2,000,000
 (Del Mar Terrace Apts. Proj.) Series 1984, 3.35%,
 LOC Bank of America  1,800,000  1,800,000
 (Venrana Palms Apt.) Series 1994, 3.50%,
 LOC Wells Fargo Bank, N.A. (b)  5,210,000  5,210,000
Phoenix Ind. Dev. Auth. Ind. Dev. Rev. VRDN:
Rfdg. (V.A.W. of America Proj.) Series 1997, 3.60%,
 LOC Nationsbank, NA (b)  1,000,000  1,000,000
 (Continental Circuits Corp.) Series 1996, 3.50%,
 LOC Bank One, Arizona (b)  1,000,000  1,000,000
 (Plastican Project) Series 1997, 3.65%,
 LOC Fleet National Bank (b)  4,000,000  4,000,000
Pima County Ind. Dev. Auth. Multi-Family Hsg. Rev. VRDN:
(La Cholla Apt. Proj.) Series 1996, 3.40%,
 LOC Texas Commerce Bank  2,000,000  2,000,000
 (Quail Ridge Apt.-B) 3.45% (FNMA Guaranteed) (b)   1,400,000  1,400,000
Pima County School Dist. #1 Participating VRDN,
Series 1996 D, 3.55% (FGIC Insured)
(Liquidity Facility Norwest Bank NA, Minnesota) (c) 2,000,000 2,000,000 Pinal County Ind. Dev. Auth. Hosp. Rev.
(Casa Grande Medical Ctr. Proj.) Series 1995, 3.45%,
LOC Chase Manhattan Bank, VRDN  5,065,000  5,065,000
Salt River Proj. Agric. Impt. and Pwr. Dist., CP:
3.80% 9/18/97  1,000,000  1,000,000
 3.70% 10/16/97  1,500,000  1,500,000
 3.70% 10/22/97  1,300,000  1,300,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT
ARIZONA - CONTINUED
Tempe Union High School Dist. #213
 TAN 4.40% 6/30/98 $ 1,000,000 $ 1,004,202
Tucson Ind. Dev. Auth. Multi-Family Hsg. Rev.
(Lincoln Garden Proj.) 3.85%,
LOC Sumitomo Bank Ltd., VRDN  1,000,000  1,000,000
Yavapai County Ind. Dev. Auth. Ind. Dev. Rev.:
Bonds:
 (Citizens Utilities Co.):
  Series 1993, 3.85% 9/9/97, CP mode (b)  1,500,000  1,500,000
   Series 1993, 3.75% 10/17/97, CP mode (b)  1,800,000  1,800,000
 Rfdg. (Kachina Point LP) 3.35%, LOC Morgan
 Guaranty Trust, VRDN  200,000  200,000
Yuma Ind. Dev. Auth. Ind. Rev. VRDN:
(Ardco Inc. Proj.) 3.50%, LOC Harris Trust &
 Savings Bank, Chicago (b)  700,000  700,000
 (Buchbinder Proj.) Series 1995, 3.50%,
 LOC Harris Trust & Savings Bank, Chicago (b)  1,100,000  1,100,000
TOTAL INVESTMENTS - 100%  $ 88,737,056
Total Cost for Income Tax Purposes  $ 88,737,056
SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
VRDN - Variable Rate Demand Notes
TAN - Tax Anticipation Note
LEGEND
4. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
5. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
6. Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At August 31, 1997, the fund had a capital loss carryforward of approximately $11,000 all of which will expire on August 31, 2004. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  AUGUST 31, 1997

ASSETS

Investment in securities, at value -                                      $ 88,737,056
See accompanying schedule

Cash                                                                       77,203

Interest receivable                                                        569,065

 TOTAL ASSETS                                                              89,383,324

LIABILITIES

Share transactions in process                               $ 1,215,751

Distributions payable                                        6,863

Accrued management fee                                       26,191

Other payables and accrued expenses                          147

 TOTAL LIABILITIES                                                         1,248,952

NET ASSETS                                                                $ 88,134,372

Net Assets consist of:

Paid in capital                                                           $ 88,146,929

Accumulated net realized gain (loss) on investments                        (12,557)

NET ASSETS, for 88,146,929 shares outstanding                             $ 88,134,372

NET ASSET VALUE, offering price and redemption price per                   $1.00
share ($88,134,372 (divided by) 88,146,929 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED AUGUST 31, 1997

INTEREST INCOME                                                      $ 3,124,961

EXPENSES

Management fee                                          $ 422,730

Non-interested trustees' compensation                    469

 Total expenses before reductions                        423,199

 Expense reductions                                      (129,050)    294,149

NET INTEREST INCOME                                                   2,830,812

NET GAIN (LOSS)                                                       (1,821)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 2,828,991


STATEMENT OF CHANGES IN NET ASSETS

                                                           YEAR ENDED       YEAR ENDED
                                                           AUGUST 31,       AUGUST 31,
                                                            1997             1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 2,830,812      $ 2,303,349
Net interest income

 Net realized gain (loss)                                   (1,821)          (10,724)

 Increase (decrease) in net unrealized gain from            -                (215)
 accretion of market discount

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            2,828,991        2,292,410
FROM OPERATIONS

Distributions to shareholders from net interest income      (2,830,812)      (2,303,349)

Share transactions at net asset value of $1.00 per share    105,703,895      118,384,316
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     2,737,679        2,241,032

 Cost of shares redeemed                                    (103,046,509)    (90,439,136)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            5,395,065        30,186,212
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   5,393,244        30,175,273

NET ASSETS

 Beginning of period                                        82,741,128       52,565,855

 End of period                                             $ 88,134,372     $ 82,741,128


FINANCIAL HIGHLIGHTS
      YEARS ENDED AUGUST           OCTOBER 11, 1994
      31,                          (COMMENCEMENT
                                   OF
                                   OPERATIONS) TO
                                   AUGUST 31,

      1997                  1996   1995


SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 1.000    $ 1.000    $ 1.000

Income from Investment Operations                      .033       .035       .034
Net interest income

Less Distributions

 From net interest income                              (.033)     (.035)     (.034)

Net asset value, end of period                        $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN B, C                                      3.39%      3.52%      3.43%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 88,134   $ 82,741   $ 52,566

Ratio of expenses to average net assets                .35% D     .22% D     .06% A,
                                                                             D

Ratio of net interest income to average net assets     3.34%      3.44%      3.91% A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 4 OF NOTES TO
FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1997




5. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Arizona Municipal Money Market Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. Accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity. EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS.
Dividends are declared daily and paid monthly from net interest income. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
6. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an openend money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
7. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .50% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $610 for the period.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
8. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .35% of average net assets. For the period, the reimbursement reduced the expenses by $126,962.
In addition, FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $2,088 under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Union Street Trust II and the Shareholders of Spartan Arizona Municipal Money Market Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Union Street Trust II: Spartan Arizona Municipal Money Market Fund, including the schedule of portfolio investments, as of August 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period October 11, 1994 (commencement of operations) to August 31, 1995. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Union Street Trust II: Spartan Arizona Municipal Money Market Fund as of August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period October 11, 1994 (commencement of operations) to August 31, 1995, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Dallas, Texas
September 30, 1997
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on September 17, 1997. The results of votes taken among shareholders on proposals are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF % OF
 SHARES VOTED SHARES VOTED
RALPH F. COX
Affirmative 2,401,182,794.648 96.436
Withheld 88,751,815.562 3.564
 TOTAL 2,489,934,610.210 100.000
PHYLLIS BURKE DAVIS
Affirmative 2,397,118,738.298 96.272
Withheld 92,815,871.912 3.728
 TOTAL 2,489,934,610.210 100.000
ROBERT M. GATES
Affirmative 2,396,081,742.286 96.231
Withheld 93,852,867.924 3.769
 TOTAL 2,489,934,610.210 100.000
EDWARD C. JOHNSON 3RD
Affirmative 2,399,673,814.265 96.375
Withheld 90,260,795.945 3.625
 TOTAL 2,489,934,610.210 100.000
E. BRADLEY JONES
Affirmative 2,398,393,555.851 96.324
Withheld 91,541,054.359 3.676
 TOTAL 2,489,934,610.210 100.000
DONALD J. KIRK
Affirmative 2,402,333,998.428 96.482
Withheld 87,600,611.782 3.518
 TOTAL 2,489,934,610.210 100.000
 # OF % OF
 SHARES VOTED SHARES VOTED
PETER S. LYNCH
Affirmative 2,401,919,216.521 96.465
Withheld 88,015,393.689 3.535
 TOTAL 2,489,934,610.210 100.000
WILLIAM O. MCCOY
Affirmative 2,402,103,946.654 96.473
Withheld 87,830,663.556 3.527
 TOTAL 2,489,934,610.210 100.000
GERALD C. MCDONOUGH
Affirmative 2,400,485,001.686 96.408
Withheld 89,449,608.524 3.592
 TOTAL 2,489,934,610.210 100.000
MARVIN L. MANN
Affirmative 2,402,111,793.420 96.473
Withheld 87,822,816.790 3.527
 TOTAL 2,489,934,610.210 100.000
ROBERT C. POZEN
Affirmative 2,401,711,292.631 96.457
Withheld 88,223,317.579 3.543
 TOTAL 2,489,934,610.210 100.000
THOMAS R. WILLIAMS
Affirmative 2,399,898,719.309 96.384
Withheld 90,035,890.901 3.616
 TOTAL 2,489,934,610.210 100.000
PROPOSAL 2
To ratify the selection of Coopers and Lybrand L.L.P. as independent accountants of the trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative     2,345,334,057.002    94.193

Against         37,408,607.833       1.502

Abstain         107,191,945.375      4.305

TOTAL           2,489,934,610.210    100.000

PROPOSAL 3
To amend the Declaration of Trust to provide voting rights based on a shareholder's total dollar investment in a fund, rather than on the number of shares owned.
 # OF  % OF
 SHARES VOTED SHARES VOTED
 OF THE TRUST OF THE TRUST
Affirmative     2,204,078,064.733    88.531

Against         147,728,014.266      5.934

Abstain         137,804,775.211      5.535

TOTAL           2,489,610,854.210    100.000

Broker          323,756.000          00.000
 Non-Votes

 # OF  % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
Affirmative     39,654,631.510    86.521

Against         5,532,045.030     12.070

Abstain         645,889.920       1.409

TOTAL           45,832,566.460    100.000

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
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3
 To review orders and mutual
fund activity.
4
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5
  To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
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UTAH
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1900 K Street, N.W.
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WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President
Scott A. Orr, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
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